Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of estimated useful lives of property, plant and equipment

● core systems equipment	2-10 years

● office equipment	2-10 years

● furniture and fixtures	2-5 years

● leasehold improvements	3-5 years (the shorter of five years or the remaining period of the lease term)

● other property and equipment	1-3 years

Schedule of estimated useful lives of intangible assets

● CV database	2-10 years

● non-contractual customer relationships	5-10 years

● domain names	10 years

● patents and trademarks	5-10 years

● website software	3 years

● software “skillaz”	5 years

● corporate, office software, licences and others	1-3 years